Employment and Consulting Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Employment and Consulting Agreements

Note 5 – Employment and Consulting Agreements

On March 12, 2010 the Company entered into an employment contract with their Chief Executive Officer to pay this individual a guaranteed monthly fee of $6,500 for 36 months.

On March 12, 2010 the Company entered into a consulting agreement for $100,000 and 100,000 shares of stock in which the Company will pay $40,000 on signing and six equal installments of $10,000 monthly. As of December 31, 2010, $100,000 of this agreement has been paid and the 100,000 shares have been issued.

On October 8, 2010, The Company renewed its consultancy agreement for an additional 24 months at $5,000 per month. The Company will also issue 250,000 shares of common stock every six months in advance.

Note 5 – Employment and Consulting Agreements

On March 12, 2010 the Company entered into an employment contract with their Chief Executive Officer to pay this individual a guaranteed monthly fee of $6,500 for 36 months.

On March 12, 2010 the Company entered into a consulting agreement for $100,000 and 100,000 shares of stock in which the Company will pay $40,000 on signing and six equal installments of $10,000 monthly. As of December 31, 2010, $100,000 of this agreement has been paid and the 100,000 shares have been issued.

On October 8, 2010, The Company renewed its consultancy agreement for an additional 24 months at $5,000 per month. The Company will also issue 250,000 shares of common stock every six months in advance.